UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Loncar Cancer Immunotherapy ETF
Schedule of Investments
November 30, 2017 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.1%
	Biotechnology - 7.8%
93,429	Atara Biotherapeutics, Inc. (a)	$1,350,049
186,813	NantKwest, Inc. (a)	915,384
211,142	ZIOPHARM Oncology, Inc. (a)	964,919
		3,230,352
	Freight Transportation Arrangement - 4.2%
190,949	Iovance Biotherapeutics, Inc. (a)	1,728,088
	Outpatient Care Centers - 2.7%
70,838	Jounce Therapeutics, Inc. (a)	1,116,407
	Pharmaceutical and Medicine Manufacturing - 62.8%
251,145	Adaptimmune Therapeutics plc - ADR (a)	2,079,481
109,815	Aduro Biotech, Inc. (a)	1,043,243
192,164	Advaxis, Inc. (a)	574,570
337,946	Agenus, Inc. (a)	1,328,128
34,305	AstraZeneca plc - ADR	1,127,605
29,191	BeiGene, Ltd. - ADR (a)	2,335,280
109,646	Bellicum Pharmaceuticals, Inc. (a)	1,099,749
21,509	Bristol-Myers Squibb Company	1,359,154
495,018	Celldex Therapeutics, Inc. (a)	1,485,054
656,529	Curis, Inc. (a)	522,138
85,539	CytomX Therapeutics, Inc. (a)	1,770,657
150,258	Dynavax Technologies Corporation (a)	3,005,160
40,773	Five Prime Therapeutics, Inc. (a)	1,074,369
15,844	Gilead Sciences, Inc.	1,184,814
149,385	Inovio Pharmaceuticals, Inc. (a)	685,677
18,343	Merck & Company, Inc.	1,013,818
227,280	NewLink Genetics Corporation (a)	1,993,246
14,408	Novartis AG - ADR	1,236,206
106,794	Syndax Pharmaceuticals, Inc. (a)	935,515
		25,853,864
	Scientific Research and Development Services - 22.6%
10,440	Bluebird Bio, Inc. (a)	1,804,032
51,542	Cellectis S.A. - ADR (a)	1,284,942
9,629	Incyte Corporation (a)	953,175
51,023	Juno Therapeutics, Inc. (a)	2,786,876
65,269	MacroGenics, Inc. (a)	1,260,997
56,137	Xencor, Inc. (a)	1,218,734
		9,308,756
	TOTAL COMMON STOCKS (Cost $40,855,949)	41,237,467

		SHORT-TERM INVESTMENTS - 0.0% ^
8,512		Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 0.98% *	8,512
		TOTAL SHORT-TERM INVESTMENTS (Cost $8,512)	8,512
		TOTAL INVESTMENTS - 100.1% (Cost $40,864,461)	41,245,979
		Liabilities in Excess of Other Assets - (0.1)%	(27,382)
		NET ASSETS - 100.0%	$41,218,597

	Percentages are stated as a percent of net assets.

	ADR	American Depositary Receipt
	(a)	Non-income producing security
	*	Rate shown is the annualized seven-day yield as of November 30, 2017
	^	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at November 30, 2017 is as follows+:

Cost of investments	$40,864,461
Gross unrealized appreciation	7,598,289
Gross unrealized depreciation	(7,216,771)
Net unrealized appreciation	$381,518

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at November 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,237,467	$-	$-	$41,237,467
Short-Term Investments	8,512			$8,512
Total Investments in Securities	$41,245,979	$-	$-	$41,245,979
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2017, the fund did not recognize any transfers to or from levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ETF Series Solutions

By (Signature and Title)        /s/ Paul Fearday
Paul R. Fearday, President (principal executive officer)

Date         1/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Paul Fearday
Paul R. Fearday, President (principal executive officer)

Date         1/25/18

By (Signature and Title)*      /s/ Kristen M Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         1/25/18

* Print the name and title of each signing officer under his or her signature.